                      MERRILL LYNCH LIFE INSURANCE COMPANY

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                          SUPPLEMENT DATED MAY 1, 2005
                                     TO THE
                                 PROSPECTUS FOR
                   MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                               (INVESTOR SERIES)
                               DATED MAY 1, 2005

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
                          SUPPLEMENT DATED MAY 1, 2005
                                     TO THE
                                 PROSPECTUS FOR
                   MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                                  (IRA SERIES)
                               DATED MAY 1, 2005

                     ML LIFE INSURANCE COMPANY OF NEW YORK

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
                          SUPPLEMENT DATED MAY 1, 2005
                                     TO THE
                                 PROSPECTUS FOR
                   MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                               (INVESTOR SERIES)
                               DATED MAY 1, 2005

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
                          SUPPLEMENT DATED MAY 1, 2005
                                     TO THE
                                 PROSPECTUS FOR
                   MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                                  (IRA SERIES)
                               DATED MAY 1, 2005


This supplement updates the Prospectuses for Merrill Lynch Investor Choice Annuity(SM) (Investor Series) and Merrill Lynch Investor Choice Annuity(SM) (IRA Series) issued by Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("MLNY"). Please retain this supplement with your Prospectus for your reference.

MLLIC began offering a promotional program with promotional rates for XC
Class Contracts issued on or after March 4, 2005 (the "promotional period").
As of May 1, 2005, MLLIC's promotional program is still in effect. MLNY will begin offering a promotional program with promotional rates for XC Class Contracts issued on or after May 20, 2005 (the "promotional period"). These promotional rates only apply to XC Class Contracts issued during the promotional period and any subsequent premium payments received during the promotional period. The promotional rates are as follows:


            Tier         If the Cumulative Premium Payments Are:  The Current Bonus           The Promotional Rate
                                                                  Percentage Is:              Is:
            ------------ ---------------------------------------- --------------------------- -----------------------
            1            Less than or equal to $25,000            4.5%                        5.0%
            ------------ ---------------------------------------- --------------------------- -----------------------
            2            Greater than $25,000 but less than or    4.5%                        5.5%
                         equal to $125,000
            ------------ ---------------------------------------- --------------------------- -----------------------
            3            Greater than $125,000 but less than or   4.5%                        5.5%
                         equal to $500,000
            ------------ ---------------------------------------- --------------------------- -----------------------
            4            Greater than $500,000 but less than or   5.5%                        5.5%
                         equal to $1,000,000
            ------------ ---------------------------------------- --------------------------- -----------------------
            5            Greater than $1,000,000                  5.5%                        5.5%
            ------------ ---------------------------------------- --------------------------- -----------------------

MLLIC and MLNY reserve the right to terminate or change these promotional rates or the promotional period at any time. To determine if promotional rates are still in effect, please contact the Service Center.

MLLIC and MLNY will apply the promotional rate to each premium payment by breaking out the payment according to the ranges in the above table and multiplying the portion of the payment allocated to each tier by that tier's promotional rate. These amounts are added together to determine the bonus amount applicable to a premium payment. A premium payment will only be allocated to the first tier if cumulative premium payments are less than or equal to $25,000. If the initial premium payment exceeds $25,000, the first tier will not apply and the second tier will apply to all cumulative premiums less than or equal to $125,000. If an initial premium payment is less than or equal to $25,000, any subsequent premium payment that results in cumulative premium payments being greater than $25,000 will receive a promotional rate of 5.5% on the full amount of that subsequent premium payment, instead of 5.0%.

Once a promotional program ends, cumulative premium payments will include any premiums paid during the promotional period to determine the applicable current bonus percentage. For more information on the bonus payment and recapture, please see your Prospectus.

                                      * * *
If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 (for Contracts issued by MLLIC), or (800) 333-6524 (for Contracts issued by MLNY), or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.